Environmental and other provisions (Schedule of changes in provisions) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Provisions, beginning balance	$ 303,331	$ 502,518
Net additional provisions made	5,107	22,647
Copper Mountain, acquired provision	12,702
Disbursements	(10,684)	(26,440)
Unwinding of discount	9,948	8,498
Effect of change in discount rate	18,520	(184,508)
Effect of foreign exchange	4,045	(14,785)
Effect of change in share price	1,235	(4,599)
Provisions, ending balance	344,204	303,331
Decommissioning, restoration and similar liabilities [Member]
Disclosure of other provisions [line items]
Provisions, beginning balance	276,402	467,800
Net additional provisions made	(4,017)	13,440
Copper Mountain, acquired provision	12,702
Disbursements	(2,069)	(15,460)
Unwinding of discount	9,948	8,498
Effect of change in discount rate	18,520	(184,508)
Effect of foreign exchange	(3,855)	(13,368)
Effect of change in share price	0	0
Provisions, ending balance	315,341	276,402
Deferred share units [Member]
Disclosure of other provisions [line items]
Provisions, beginning balance	6,872	8,107
Net additional provisions made	1,094	1,184
Copper Mountain, acquired provision	0
Disbursements	0	0
Unwinding of discount	0	0
Effect of change in discount rate	0	0
Effect of foreign exchange	71	(386)
Effect of change in share price	623	(2,033)
Provisions, ending balance	8,660	6,872
Restricted share units [Member]
Disclosure of other provisions [line items]
Provisions, beginning balance	6,855	10,889
Net additional provisions made	2,959	3,866
Copper Mountain, acquired provision	0
Disbursements	(5,138)	(6,232)
Unwinding of discount	0	0
Effect of change in discount rate	0	0
Effect of foreign exchange	39	(352)
Effect of change in share price	373	(1,316)
Provisions, ending balance	5,088	6,855
Performance share units [Member]
Disclosure of other provisions [line items]
Provisions, beginning balance	2,989	5,402
Net additional provisions made	382	239
Copper Mountain, acquired provision	0
Disbursements	(1,075)	(1,115)
Unwinding of discount	0	0
Effect of change in discount rate	0	0
Effect of foreign exchange	45	(287)
Effect of change in share price	239	(1,250)
Provisions, ending balance	2,580	2,989
Other provisions [Member]
Disclosure of other provisions [line items]
Provisions, beginning balance	10,213	10,320
Net additional provisions made	4,689	3,918
Copper Mountain, acquired provision	0
Disbursements	(2,402)	(3,633)
Unwinding of discount	0	0
Effect of change in discount rate	0	0
Effect of foreign exchange	35	(392)
Effect of change in share price	0	0
Provisions, ending balance	$ 12,535	$ 10,213